Provisions and Other Liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Non-current provisions	€ 7,768	€ 7,353	€ 7,401
Other non-current liabilities	2,017	1,968	1,698
Total	€ 9,785	€ 9,321	€ 9,099